Risks - Liquidity risk Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Undrawn lines of credit		€ 0	€ 26,040
EIB Finance contract	€ 35,000
EIB finance contract max. draw first tranche			25,000
EIB finance contract draw first tranche			€ 10,000
EIB finance contract draw second tranche		€ 25,000
EIB finance contract interest rate first tranche			2.40%
EIB finance contract interest rate second tranche		2.72%